UNIT-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Disclosure of indirect measurement of fair value of goods or services received, share options granted during period	The partnership estimated the fair value of the BPY Awards granted during the years ended December 31, 2019 and 2018 using the Black-Scholes valuation model. The following assumptions were utilized:

	Unit of measurement	Years ended Dec. 31,
		2020	2019	2018
Exercise price	US$	—	—	22.50
Average term to exercise	In years	—	—	7.50
Unit price volatility	%	—%	—%	23%
Liquidity discount	%	—%	—%	25%
Weighted average of expected annual dividend yield	%	—%	—%	6.50%
Risk-free rate	%	—%	—%	2.82%
Weighted average fair value per option	US$	—	—	0.74

Disclosure of number and weighted average exercise prices of share options
The change in the number of options outstanding under the equity-settled BPY Awards for the years ended December 31, 2020, 2019 and 2018 is as follows:

	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Years ended Dec. 31,	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding, beginning of year	19,915,189	$20.58	13,836,213	$20.56	13,801,795	$20.54
Granted	—	—	—	—	800,000	22.50
Exercised	—	—	(425,171)	15.06	(36,806)	17.71
Expired/forfeited	(1,282,095)	20.87	(203,978)	21.60	(291,625)	22.18
Reclassified(1)	—	—	6,708,125	20.20	(437,151)	22.48
Outstanding, end of year	18,633,094	$20.56	19,915,189	$20.58	13,836,213	$20.56
Exercisable, end of year	18,614,344	$20.56	11,484,219	$20.56	9,628,246	$20.26
(1)Relates to the reclassification of cash-settled options for employees in Canada to equity-settled options subsequent to the amendment of the BPY Plan, which was amended on September 30, 2019. 2018 relates to the reclassification of equity-settled options for employees in Brazil to cash-settled options subsequent to the amendment of the BPY Plan, which was amended on February 7, 2018.

The following table sets out details of options issued and outstanding at December 31, 2020, 2019 and 2018 under the equity-settled BPY Awards by expiry date:

	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Expiry date	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
2020	—	—	—	—	226,800	13.07
2021	—	—	389,800	17.44	246,400	17.44
2022	987,700	18.09	987,700	18.09	508,300	18.07
2023	1,108,420	16.80	1,108,420	16.80	656,220	16.80
2024	11,775,394	20.59	11,794,215	20.59	7,878,998	20.59
2025	1,923,706	25.18	1,947,979	25.18	1,376,295	25.18
2026	2,744,124	19.51	2,793,325	19.51	2,049,450	19.51
2027	93,750	22.92	93,750	22.92	93,750	22.92
2028	—	—	800,000	22.50	800,000	22.50
Total	18,633,094	$20.56	19,915,189	$20.58	13,836,213	$20.56
The change in the number of options outstanding under the cash-settled BPY Awards for the years ended December 31, 2020, 2019 and 2018 is as follows:

	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Years ended Dec. 31,	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding, beginning of year	603,891	$21.55	7,331,416	$20.38	$7,144,871	$20.30
Granted	—	—	—	—	—	—
Exercised	—	—	(19,400)	12.63	(3,770)	19.51
Expired/forfeited	(30,201)	18.09	—	—	(246,836)	21.87
Reclassified(1)	—	—	(6,708,125)	20.20	437,151	22.48
Outstanding, end of year	573,690	$21.75	603,891	$21.55	7,331,416	$20.38
Exercisable, end of year	573,690	$21.75	505,092	$21.48	5,627,610	$20.17
(1)Relates to the reclassification of cash-settled options for employees in Canada to equity-settled options subsequent to the amendment of the BPY Plan, which was amended on September 30, 2019. 2018 relates to the reclassification of equity-settled options for employees in Brazil to cash-settled options subsequent to the amendment of the BPY Plan, which was amended on February 7, 2018.

The following table sets out details of options issued and outstanding at December 31, 2020, 2019 and 2018 under the cash-settled BPY Awards by expiry date:

	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Expiry date	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
2020	—	—	—	—	69,000	13.07
2021	—	—	24,000	17.44	172,800	17.44
2022	22,200	17.93	22,200	17.93	515,800	18.09
2023	28,800	16.80	28,800	16.80	519,000	16.80
2024	175,415	20.59	175,416	20.59	4,278,663	20.59
2025	213,038	25.18	213,038	25.18	831,834	25.18
2026	134,237	19.51	140,437	19.51	944,319	19.51
Total	573,690	$21.75	603,891	$21.55	7,331,416	$20.38